Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000174813
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	I Class Shares
Trading Symbol	AEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 990,216,733
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 4,491,459
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$990,216,733	484	$4,491,459	43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.8%
Hungary	1.9%
Poland	2.0%
South Africa	2.0%
Thailand	2.2%
United Arab Emirates	3.5%
Brazil	3.7%
Saudi Arabia	3.7%
South Korea	8.7%
Hong Kong	11.2%
India	18.1%
Taiwan	18.1%
China	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.1%
Tencent Holdings	4.7%
Alibaba Group Holding	3.3%
China Construction Bank, Cl H	2.8%
Samsung Electronics	2.1%
MediaTek	1.9%
OTP Bank Nyrt	1.8%
HCL Technologies	1.7%
BOE Technology Group, Cl A	1.4%
NetEase	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000015706
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Investor Class Shares
Trading Symbol	AEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 990,216,733
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 4,491,459
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$990,216,733	484	$4,491,459	43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.8%
Hungary	1.9%
Poland	2.0%
South Africa	2.0%
Thailand	2.2%
United Arab Emirates	3.5%
Brazil	3.7%
Saudi Arabia	3.7%
South Korea	8.7%
Hong Kong	11.2%
India	18.1%
Taiwan	18.1%
China	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.1%
Tencent Holdings	4.7%
Alibaba Group Holding	3.3%
China Construction Bank, Cl H	2.8%
Samsung Electronics	2.1%
MediaTek	1.9%
OTP Bank Nyrt	1.8%
HCL Technologies	1.7%
BOE Technology Group, Cl A	1.4%
NetEase	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000174812
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Y Class Shares
Trading Symbol	AEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 990,216,733
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 4,491,459
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$990,216,733	484	$4,491,459	43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.8%
Hungary	1.9%
Poland	2.0%
South Africa	2.0%
Thailand	2.2%
United Arab Emirates	3.5%
Brazil	3.7%
Saudi Arabia	3.7%
South Korea	8.7%
Hong Kong	11.2%
India	18.1%
Taiwan	18.1%
China	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.1%
Tencent Holdings	4.7%
Alibaba Group Holding	3.3%
China Construction Bank, Cl H	2.8%
Samsung Electronics	2.1%
MediaTek	1.9%
OTP Bank Nyrt	1.8%
HCL Technologies	1.7%
BOE Technology Group, Cl A	1.4%
NetEase	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund